Unredeemed Capital Expenditure (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount		$ 657.0	$ 762.2
Unredeemed capital expenditure		2,179.3	2,531.9
Gold Fields Operations
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount		158.4	197.0
Unredeemed capital expenditure		$ 528.2	656.9
Tax rate	[1]	30.00%
GFI Joint Venture Holdings
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount	[2]	$ 475.8	546.8
Unredeemed capital expenditure	[2]	$ 1,586.0	1,822.6
Tax rate	[1],[2]	30.00%
Abosso Goldfields Limited
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount		$ 22.4	18.0
Unredeemed capital expenditure		$ 63.9	51.3
Tax rate	[3]	35.00%
Gold Fields Australia (Proprietary) Limited
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount		$ 0.4
Unredeemed capital expenditure		$ 1.2
Tax rate		30.00%
Exploration Entities
Tax Credit Carryforward [Line Items]
Unredeemed capital expenditure, Taxable amount			0.4
Unredeemed capital expenditure			$ 1.1
Tax rate		35.00%

[1]	These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.
[2]	During 2014, the South African Revenue Services ("SARS") issued a Finalisation of Audit Letter ("the Audit Letter") stating that SARS had disallowed $1,014.2 million of GFIJVH's recognised capital allowance of $1,586.0 million. The company has not received an assessment from SARS disallowing the $1 014.2 million and the company believes it is more likely than not it has a defendable position over this matter.
[3]	Tax losses may be carried forward for five years. These losses expire on a first-in-first-out basis.